11. TRADE AND OTHER RECEIVABLES (Details 1) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Trade and Other Receivables
Allowance for doubtful accounts, beginning of year	CAD 3,514	CAD 3,779
(Reversals) provisions for impaired receivables	(110)	201
Receivables written off	(586)	(628)
Impact of foreign exchange	(156)	162
Allowance for doubtful accounts, end of year	CAD 2,662	CAD 3,514